Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Maturity Of Assets And Liabilities Explanatory [Abstract]
Schedule of assets and liabilities maturities
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
As of December 31, 2021	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,881,558	-	-	-	2,881,558	-	-	-	-	2,881,558
Cash items in process of collection	390,271	-	-	-	390,271	-	-	-	-	390,271
Financial assets held for trading	-	698	67	-	765	24,341	38,644	9,597	72,582	73,347
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	186,546	318,606	1,185,220	1,690,372	2,222,851	2,172,208	4,038,176	8,433,235	10,123,607
Loans and accounts receivables at amortized cost (1)	194,086	1,563,103	1,695,151	3,792,426	7,244,766	5,077,346	665,057	23,541,893	29,284,296	36,529,062
Debt instruments at amortized cost (2)	-	-	-	-	-	429,630	4,262,811	-	4,692,441	4,692,441
Loans and account receivable at FVOCI (3)	-	-	-	-	-	61,993	32,756	4,894	99,643	99,643
Debt instruments at FVOCI	-	3,259,823	90	309,831	3,569,744	89,127	306,049	1,838,219	2,233,395	5,803,139
Equity instruments at FVOCI	-	-	-	-	-	-	-	189	189	189
Guarantee deposits (margin accounts)	1,988,410	-	-	-	1,988,410	-	-	-	-	1,988,410
Total financial assets	5,454,325	5,010,170	2,013,914	5,287,477	17,765,886	7,905,288	7,477,525	29,432,968	44,815,781	62,581,667
Financial liabilities
Deposits and other demand liabilities	17,900,938	-	-	-	17,900,938	-	-	-	-	17,900,938
Cash items in process of being cleared	379,934	-	-	-	379,934	-	-	-	-	379,934
Obligations under repurchase agreements	-	86,634	-	-	86,634	-	-	-	-	86,634
Time deposits and other time liabilities	204,548	5,211,798	2,642,651	1,902,664	9,961,661	108,510	39,728	21,156	169,394	10,131,055
Financial derivative contracts	-	195,808	348,382	987,403	1,531,593	2,948,206	2,294,608	4,096,834	9,339,648	10,871,241
Interbank borrowings	100,135	218,528	606,255	2,290,225	3,215,143	5,611,440	-	-	5,611,440	8,826,583
Issued debt instruments	-	7,375	289,466	871,447	1,168,288	1,819,637	2,368,118	3,041,017	7,228,772	8,397,060
Lease liabilities	182,442	69	101	34	182,646	101	115	45	261	182,907
Other financial liabilities	-	-	-	23,391	23,391	45,121	35,248	36,035	116,404	139,795
Guarantees received (margin accounts)	857,679	-	-	-	857,679	-	-	-	-	857,679
Total financial liabilities	19,625,676	5,720,212	3,886,855	6,075,164	35,307,907	10,533,015	4,737,817	7,195,087	22,465,919	57,773,826

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
As of December 31, 2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,803,288	-	-	-	2,803,288	-	-	-	-	2,803,288
Cash items in process of collection	452,963	-	-	-	452,963	-	-	-	-	452,963
Financial assets held for trading	-	680	2,630	499	3,809	633	18,257	111,019	129,909	133,718
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	385,231	401,486	795,881	1,582,598	1,723,334	1,692,142	4,034,011	7,449,487	9,032,085
Loans and accounts receivables at amortized cost (1)	170,214	1,246,271	1,443,659	3,664,841	6,524,985	3,659,994	293,785	23,861,129	27,814,908	34,339,893
Loans and account receivable at FVOCI (2)				5,405	5,405		16,243	49,037	65,280	70,685
Debt instruments at FVOCI	-	1,006,983	493	188,977	1,196,453	205,150	2,378,752	3,382,187	5,966,089	7,162,542
Equity instruments at FVOCI	-	-	-	-	-	-	-	548	548	548
Guarantee deposits (margin accounts)	608,359	-	-	-	608,359	-	-	-	-	608,359
Total financial assets	4,034,824	2,639,165	1,848,268	4,655,603	13,177,860	5,589,111	4,399,179	31,437,931	41,426,221	54,604,081

Financial liabilities
Deposits and other demand liabilities	14,560,893	-	-	-	14,560,893	-	-	-	-	14,560,893
Cash items in process of being cleared	361,631	-	-	-	361,631	-	-	-	-	361,631
Obligations under repurchase agreements	-	969,808	-	-	969,808	-	-	-	-	969,808
Time deposits and other time liabilities	159,918	5,843,682	2,912,985	1,434,246	10,350,831	163,053	44,384	23,523	230,960	10,581,791
Financial derivative contracts	-	386,690	445,376	931,358	1,763,424	1,552,482	1,708,509	3,994,245	7,255,236	9,018,660
Interbank borrowings	16,832	238,414	222,992	855,434	1,333,672	1,140,426	3,854,501	-	4,994,927	6,328,599
Issued debt instruments	-	344,732	447,117	343,156	1,135,005	1,813,341	2,499,560	2,756,271	7,069,172	8,204,177
Lease liabilities	144,478	38,148	1,375	27	184,028	89	105	96	290	184,318
Other financial liabilities	-	-	-	25,526	25,526	44,933	35,679	43,447	124,059	149,585
Guarantees received (margin accounts)	624,205	-	-	-	624,205	-	-	-	-	624,205
Total financial liabilities	15,867,957	7,821,474	4,029,845	3,589,747	31,309,023	4,714,324	8,142,738	6,817,582	19,674,644	50,983,667